Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Finance Receivable and Vehicles and Equipment on Operating Leases USD ($)	Mar. 31, 2012 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2010 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,609	¥ 132,228	¥ 156,803	$ 2,039	¥ 167,615	¥ 232,479	¥ 238,932
Provision for credit losses, net of reversal				46	3,780	2,334	98,870
Charge-offs				(627)	(51,578)	(86,115)	(118,333)
Recoveries				200	16,415	18,268	16,137
Other				50	4,131	649	(3,127)
Allowance for credit losses at end of year	$ 1,609	¥ 132,228	¥ 156,803	$ 1,708	¥ 140,363	¥ 167,615	¥ 232,479